IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIABLE INTANGIBLE ASSETS AND NONCURRENT LIABILITY
IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL
Identifiable Intangible Assets and Noncurrent Liability. Identifiable intangible assets and the noncurrent liability, which are subject to amortization, were as follows:

	December 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(6,315)	$17,880
Contract intangibles	12.5	426,464	(43,158)	383,306
Rights-of-way	24.3	108,706	(7,715)	100,991
Total amortizable intangible assets		$559,365	$(57,188)	$502,177

Unfavorable gas gathering contract	10.0	$10,962	$(4,588)	$6,374

	December 31, 2012
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(4,237)	$19,958
Contract intangibles	12.4	244,100	(14,504)	229,596
Rights-of-way	23.5	91,046	(3,152)	87,894
Total amortizable intangible assets		$359,341	$(21,893)	$337,448

Unfavorable gas gathering contract	10.0	$10,962	$(3,542)	$7,420

The increase in total amortizable intangible assets primarily reflects the recognition of gas gathering contracts and rights-of-way acquired in connection with the Bison Drop Down and the Mountaineer Acquisition. See Note 13 for additional information.
We recognized amortization expense as follows:

	Year ended December 31,
	2013	2012	2011
	(In thousands)
Amortization expense – favorable gas gathering contracts	$2,078	$1,715	$1,718
Amortization expense – contract intangibles	28,654	12,642	1,862
Amortization expense – rights-of-way	4,563	1,610	908
Amortization expense – unfavorable gas gathering contract	(1,046)	(1,524)	(1,410)

The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of December 31, 2013 for each of the five succeeding fiscal years follows.

	Assets	Liabilities
	(In thousands)
2014	$40,503	$1,549
2015	43,522	1,650
2016	43,777	1,571
2017	42,513	1,604
2018	42,058	—

Goodwill. We recognized goodwill of $45.5 million in connection with the acquisition of Grand River Gathering in 2011 and allocated it to the Grand River Gathering reporting unit. We recognized goodwill of $54.2 million in connection with the Bison Drop Down in June 2013 and allocated it to the Bison Midstream reporting unit. The goodwill attributed to Bison Midstream represents its allocation of the goodwill that Summit Investments recognized in connection with its acquisition of BTE assets in February 2013. We preliminarily recognized goodwill of $18.1 million in connection with the Mountaineer Acquisition in June 2013 and allocated it to the Mountaineer Midstream reporting unit. Prior to the issuance of the financial statements, we received the remaining information needed to finalize accounting for the Mountaineer Acquisition and recognized an adjustment, which reduced the preliminary goodwill recognition by $1.9 million. See Notes 1 and 13 for additional information. A rollforward of the consolidated balance of goodwill follows (in thousands).

Goodwill, December 31, 2012 and 2011	$45,478
Goodwill recognized in connection with the Bison Drop Down	54,199
Goodwill preliminarily recognized in connection with the Mountaineer Acquisition	18,089
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other	(1,878)
Goodwill, December 31, 2013	$115,888

We evaluate goodwill for impairment annually on September 30. We also evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. We performed our annual goodwill impairment testing as of September 30, 2013 using a combination of the income and market approaches and determined that the fair value of each of these three reporting units exceeded its carrying value resulting in no goodwill impairment. There have been no impairments of goodwill and there is no goodwill associated with the DFW Midstream reporting unit.